UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22014

Pioneer Diversified High Income Fund, Inc.
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management, Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617)
742-7825
Date of fiscal year end: April 30, 2026
Date of reporting period: May 1, 2025 through April 30, 2026

Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1). The
Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Pioneer Diversified High Income Fund, Inc.
Annual Report | April 30, 2026
Stockholders of Pioneer Diversified High Income Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 13, 2025. Since August 13, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on September 26, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE) (see Notes to Financial Statements, Note 8). The Fund’s NYSE ticker symbol was HNW.

visit us:

www.pioneerinvestments.com

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Portfolio Management Discussion  |  4/30/26
Stockholders of the Fund approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 13, 2025.  The Fund is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders (See Note 8).  Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities.  Prior to the Fund's liquidation, the Fund's investment objective was a high level of current income. The Fund could as a secondary objective also seek capital appreciation to the extent consistent with its investment objective. The Fund adhered to its investment objective during the review period from May 1, 2025 through August 13, 2025 as it was engaged in normal operations.
Performance Review
During the period from May 1, 2025 through August 13, 2025 while the Fund was engaged in normal operations, it returned 7.24% at market price. The Fund’s benchmarks, the ICE BofA Global High Yield & Crossover Country Corporate & Government Index and the Morningstar/LSTA Leveraged Loan Index benchmark, returned 0.63% and -.03% during this same time period.

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Portfolio Summary  |  4/30/26*
Portfolio Diversification

(As a percentage of total investments)**
10 Largest Holdings

(As a percentage of total investments)**
1.	Integrity Re, Series 2022, 4.01% (FHMMUSTF + 50 bps), 6/6/30 (144A)	47.60%
2.	Thopas Re 2025, 12/31/30	23.27
3.	Eden Re II, 3/19/27 (144A)	7.42
4.	Unifin Financiera S.A.B de CV	6.41
5.	Gleneagles Re 2022, 12/31/27	5.41
6.	Alturas Re 2021-3, 7/31/26	3.66
7.	Thopas Re 2021, 12/31/26	2.25
8.	Thopas Re 2024, 12/31/29	2.17
9.	Thopas Re 2020, 12/31/26	0.82
10.	Thopas Re 2022, 12/31/27	0.78
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 13, 2025 (see Notes to Financial Statements, Note 8). Information shown in the Portfolio Summary reflects remaining investments held by the Fund at April 30, 2026.
**  Excludes short-term investments.
†
  Amount rounds to less than 0.1%.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Performance Update  |  4/30/26
Investment Returns

The mountain chart below shows the change in market value, including reinvestment of dividends and distributions, of a $10,000 investment made in common shares of Pioneer Diversified High Income Fund, Inc. during the periods shown, compared to that of the (50%/50%) ICE BofA Global High Yield & Crossover Country Corporate & Government Index (Global High Yield/CCC & G Index) and Morningstar/LSTA Leveraged Loan Index benchmark, and the two indices that comprise the composite benchmark. The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 13, 2025 (see Notes to Financial Statements, Note 8). Investment returns shown for all periods ended April 30, 2026 reflect the liquidation of the Fund. Prior to the opening of business on September 26, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE).
Value of $10,000 Investment
Average Annual Total Return (As of April 30, 2026)
Period	Net Asset Value (NAV)	50% ICE BofA Global High Yield/CCC & G Index/50% Morningstar/ LSTA Leveraged Loan Index	Morningstar/LSTA Leveraged Loan Index	ICE BofA Global High Yield/ CCC & G Index
10 Years	6.95%	5.02%	5.53%	4.44%
5 Years	6.05	4.46	6.09	2.73
1 Year	11.29	7.88	6.22	9.52
Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Fund.
Shares of closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are bought and sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV per common share is total assets less total liabilities, which include preferred shares or borrowings, as applicable, divided by the number of common shares outstanding.

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Performance Update  |  4/30/26
When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at prices obtained through open-market purchases under the Fund’s dividend reinvestment plan.
The performance table and graph do not reflect the deduction of fees and taxes that a stockholder would pay on Fund distributions or the sale of Fund shares. Had these fees and taxes been reflected, performance would have been lower.
The ICE BofA GHY/CCC & G Index is an unmanaged index that tracks the performance of the below-and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issues rated BB1 and lower. There are no restrictions on issuer country of domicile. The Morningstar/LSTA Leveraged Loan Index provides broad and comprehensive total return metrics of the U.S. universe of syndicated term loans.
Index returns are calculated monthly, assume reinvestment of dividends and do not reflect any fees, expenses or sales charges.
The indices do not use leverage. It is not possible to invest directly in an index.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Schedule of Investments  |  4/30/26*
Shares		Value
UNAFFILIATED ISSUERS — 100.1%
Common Stocks — 0.2% of Net Assets
Commercial Services & Supplies — 0.0%
441,379(a) +	Atento Luxco 1 S.A.	$ —
	Total Commercial Services & Supplies	$ —

Financial Services — 0.2%
152,704(a) +	Unifin Financiera S.A.B de CV	$ 10,490
	Total Financial Services	$ 10,490

Household Durables — 0.0% †
89,094(a) +	Desarrolladora Homex S.A.B de CV	$ 5
	Total Household Durables	$ 5

Oil, Gas & Consumable Fuels — 0.0% †
6(a)	Amplify Energy Corp.	$ 38
2,189(a)	Petroquest Energy, Inc.	285
	Total Oil, Gas & Consumable Fuels	$ 323

	Total Common Stocks (Cost $234,607)	$ 10,818

Principal Amount USD ($)
Convertible Corporate Bonds — 0.0% of Net Assets
Banks — 0.0%
IDR 812,959,000 +	PT Bakrie & Brothers Tbk, 6/30/26	$ —
	Total Banks	$ —

	Total Convertible Corporate Bonds (Cost $59,146)	$ —

Corporate Bonds — 0.0% † of Net Assets
Banks — 0.0% †
275,000	Credito Real S.A.B de CV Escrow, 8.00%, 1/21/28	$ 27
865,000(b)(c)(d) +	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
	Total Banks	$ 27

Diversified Financial Services — 0.0%
1,174,000(c) +	Unifin Financiera SAB de CV, 1/27/28	$ —
	Total Diversified Financial Services	$ —

The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Principal Amount USD ($)		Value
Pharmaceuticals — 0.0%
600,000(a)(c) +	Tricida, Inc., 5/15/27	$ —
	Total Pharmaceuticals	$ —

	Total Corporate Bonds (Cost $1,092,511)	$ 27

Insurance-Linked Securities—2.6% of Net Assets#
Event Linked Bonds — 1.3%
Windstorm – Florida — 1.3%
138,320(e)	Integrity Re, 4.01%, (FHMMUSTF + 50 bps), 6/6/30 (144A)	$ 77,874
	Total Event Linked Bonds	$ 77,874

Face Amount USD ($)
	Reinsurance Sidecars — 1.3%
	Multiperil – U.S. Regional — 0.0%
250,000(f) +	Brotherhood Re, 1/31/27	$ —
	Multiperil – Worldwide — 1.3%
213,682(g) +	Alturas Re 2021-3, 7/31/26	$ 5,983
376,048(g) +	Alturas Re 2022-2, 12/31/27	—
3,000(f) +	Eden Re II, 3/19/27 (144A)	12,134
250,000(f) +	Gleneagles Re 2022, 12/31/27	8,850
500,000(f) +	Sussex Re 2022, 12/31/27	—
300,000(g) +	Thopas Re 2020, 12/31/26	1,350
250,000(g) +	Thopas Re 2021, 12/31/26	3,675
250,000(g) +	Thopas Re 2022, 12/31/27	1,269
766,025(g) +	Thopas Re 2023, 12/31/28	—
766,025(g) +	Thopas Re 2024, 12/31/29	3,549
750,000(f) +	Thopas Re 2025, 12/31/30	38,079
500,000(g) +	Viribus Re 2018, 12/31/26	—
212,306(g) +	Viribus Re 2019, 12/31/26	—
		$ 74,889

	Total Reinsurance Sidecars	$ 74,889

	Total Insurance-Linked Securities (Cost $297,338)	$ 152,763

The accompanying notes are an integral part of these financial statements.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Schedule of Investments  |  4/30/26*
(continued)
Shares		Value
	SHORT TERM INVESTMENTS — 97.3% of Net Assets
	Open-End Fund — 97.3%
5,692,230(h)	Dreyfus Government Cash Management, Institutional Shares, 3.53%	$5,692,230
		$5,692,230

	TOTAL SHORT TERM INVESTMENTS (Cost $5,692,230)	$5,692,230

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $7,375,832)	$5,855,838
	OTHER ASSETS AND LIABILITIES — (0.1)%	$ (5,518)
	net assets — 100.0%	$ 5,850,320

bps	Basis Points.
CMT	Constant Maturity Treasury.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $90,008, or 1.5% of net assets.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security is in default.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2026.
(e)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2026.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2026.
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 13, 2025 (see Notes to Financial Statements, Note 8). Information shown in the Schedule of Investments reflects remaining investments held by the Fund at April 30, 2026.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1F).
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2021-3	8/16/2021	$ 16,448	$ 5,983
The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	1/18/2022	$ —	$ —
Brotherhood Re	1/22/2018	37,865	—
Eden Re II	1/17/2023	—	12,134
Gleneagles Re 2022	1/18/2022	96,411	8,850
Integrity Re	5/9/2022	138,320	77,874
Sussex Re 2022	1/5/2022	—	—
Thopas Re 2020	12/30/2019	—	1,350
Thopas Re 2021	1/22/2021	—	3,675
Thopas Re 2022	2/15/2022	—	1,269
Thopas Re 2023	2/13/2023	—	—
Thopas Re 2024	2/2/2024	—	3,549
Thopas Re 2025	1/10/2025	—	38,079
Viribus Re 2018	12/22/2017	8,294	—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$152,763
% of Net assets			2.6%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
IDR — Indonesian Rupiah
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended April 30, 2026, aggregated $8,533,268 and $152,160,738, respectively.
At April 30, 2026, the net unrealized depreciation on investments based on cost for federal tax purposes of $7,707,258 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 61,953
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,911,860)
Net unrealized depreciation	$(1,849,907)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Schedule of Investments  |  4/30/26*
(continued)
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Services & Supplies	$ —	$ —	$ — +	$ — +
Financial Services	—	—	10,490	10,490
Household Durables	—	—	5	5
Oil, Gas & Consumable Fuels	38	285	—	323
Convertible Corporate Bonds	—	—	— +	— +
Corporate Bonds
Banks	—	27	—	27
Diversified Financial Services	—	—	— +	— +
Pharmaceuticals	—	—	— +	— +
Insurance-Linked Securities
Event Linked Bonds
Windstorm – Florida	—	77,874	—	77,874
Reinsurance Sidecars
Multiperil – U.S. Regional	—	—	— +	— +
Multiperil – Worldwide	—	—	74,889	74,889
Open-End Fund	5,692,230	—	—	5,692,230
Total Investments in Securities	$ 5,692,268	$ 78,186	$ 85,384	$ 5,855,838
+	Securities valued at $0.
The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Insurance-Linked Securities	Corporate Bonds	Total
Balance as of 4/30/25	$ 9,344	$ 33,000	$ 11,882,793	$ —	$ 11,925,137
Realized gain (loss) (1)	—	(397,349)	33,847	770	(362,732)
Changed in unrealized appreciation (depreciation) (2)	1,146	408,991	(480,337)	(3,232)	(73,432)
Amortization Premium/Discount	—	5,358	676	—	6,034
Purchases	—	—	—	—	—
Sales	—	(50,000)	(11,362,090)	(770)	(11,412,860)
Transfers into Level 3*	5	—	—	3,232	3,237
Transfers out of Level 3*	—	—	—	—	—
Balance as of 4/30/26	$10,495	$ —	$ 74,889	$ —	$ 85,384
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	During the year ended April 30, 2026, investments having a value of $3,232 and $5 were transferred into Level 3 from Level 2 and Level 1, respectively, due to valuing the securities using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2026:	$70,009
The accompanying notes are an integral part of these financial statements.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Statement of Assets and Liabilities  |  4/30/26*
ASSETS:
Investments in unaffiliated issuers, at value (cost $7,375,832)	$ 5,855,838
Foreign currencies, at value (cost $2,295)	2,329
Receivables —
Dividends	13,726
Interest	27,989
Other assets	52
Total assets	$ 5,899,934
LIABILITIES:
Payables —
Directors’ fees	$ 578
Professional fees	20,670
Transfer agent fees	11,681
Custodian fees	1,007
Reimbursement of costs**	4,085
Administrative expenses	9,900
Accrued expenses	1,693
Total liabilities	$ 49,614
NET ASSETS:
Paid-in capital	$ 71,353,829
Distributable earnings (loss)	(65,503,509)
Net assets	$ 5,850,320
NET ASSET VALUE PER SHARE:
Based on $5,850,320/8,334,759 shares	$ 0.70
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 13, 2025 (see Notes to Financial Statements, Note 8).
**  Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement (see Notes to Financial Statements, Note 2).
The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Statement of Operations
FOR THE YEAR ENDED 4/30/26
*
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $6,590)	$3,917,597
Dividends from unaffiliated issuers (net of foreign taxes withheld $980)	2,520,608
Total Investment Income		$6,438,205
EXPENSES:
Reimbursement of costs**	$ 472,403
Administrative expenses	30,940
Transfer agent fees	23,019
Stockholder communications expense	1,250
Custodian fees	18,473
Professional fees	47,062
Printing expense	3,682
Officers' and Directors' fees	6,592
Insurance expense	1,632
Interest expense	705,352
Miscellaneous	10,954
Total expenses		$1,321,359
Net investment income		$5,116,846
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$1,437,029
Forward foreign currency exchange contracts	85,715
Futures contracts	(14,575)
Other assets and liabilities denominated in foreign currencies	126,393	$1,634,562
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$1,613,592
Forward foreign currency exchange contracts	(201,564)
Futures contracts	323
Other assets and liabilities denominated in foreign currencies	(2,131)	$1,410,220
Net realized and unrealized gain (loss) on investments		$ 3,044,782
Net increase in net assets resulting from operations		$8,161,628
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 13, 2025 (see Notes to Financial Statements, Note 8).
**  Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement (see Notes to Financial Statements, Note 2).
The accompanying notes are an integral part of these financial statements.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Statements of Changes in Net Assets
*
	Year Ended 4/30/26	Year Ended 4/30/25
FROM OPERATIONS:
Net investment income (loss)	$ 5,116,846	$ 12,237,277
Net realized gain (loss) on investments	1,634,562	(3,470,807)
Change in net unrealized appreciation (depreciation) on investments	1,410,220	2,338,248
Net increase in net assets resulting from operations	$ 8,161,628	$ 11,104,718
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
Net investment income
($0.72 and $1.50 per share, respectively)	$ (6,013,187)	$ (12,522,975)
LIQUIDATING DISTRIBUTIONS:
($11.90 and $— per share, respectively)	$ (99,159,995)	$ —
Total distributions to common stockholders	$(105,173,182)	$ (12,522,975)
Net decrease in net assets	$ (97,011,554)	$ (1,418,257)
NET ASSETS:
Beginning of year	$ 102,861,874	$104,280,131
End of year	$ 5,850,320	$102,861,874
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 13, 2025 (see Notes to Financial Statements, Note 8).
The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Statement of Cash Flows
FOR THE YEAR ENDED 4/30/26*
Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$ 8,161,628
Adjustments to reconcile net increase in net assets resulting from operations to net cash, restricted cash and foreign currencies from operating activities:
Purchases of investment securities	$ (7,200,778)
Proceeds from disposition and maturity of investment securities	152,994,310
Net purchases of short term investments	(4,252,894)
Net accretion and amortization of discount/premium on investment securities	(96,751)
Net realized loss on investments in unaffiliated issuers	(1,437,029)
Change in unrealized appreciation on investments in unaffiliated issuers	(1,613,592)
Change in unrealized depreciation on forward foreign currency exchange contracts	201,564
Change in unrealized depreciation on other assets and liabilities denominated in foreign currencies	2,131
Decrease in due from broker for futures	2,875
Decrease in dividends receivable	6,148
Decrease in interest receivable	2,065,865
Decrease in variation margin for futures contracts	(2,875)
Decrease in management fees payable	(102,008)
Increase in reimbursement of costs payable	4,085
Decrease in directors’ fees payable	(441)
Decrease in professional fees payable	(61,101)
Decrease in transfer agent fees payable	(952)
Decrease in administrative expenses payable	(6,974)
Decrease in custodian fees payable	(218)
Decrease in accrued expenses payable	(1,700)
Net cash, restricted cash and foreign currencies from operating activities	$ 148,661,293
Cash Flows Used In Financing Activities:
Borrowings Repaid	(43,325,000)
Decrease in interest expense payable	(207,320)
Distributions to stockholders	(105,173,182)
Net cash flows used in financing activities	$(148,705,502)
Cash Impact From Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$ (2,131)
NET INCREASE (DECREASE) IN CASH, RESTRICTED CASH AND FOREIGN CURRENCIES	$ (46,340)
Cash, restricted cash and foreign currencies:
Beginning of year**	$ 48,669
End of year**	$ 2,329
Cash Flow Information:
Cash paid for interest	$ 912,672
The accompanying notes are an integral part of these financial statements
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Statement of Cash Flows
FOR THE YEAR ENDED 4/30/26*
(continued)
	Year Ended 4/30/26	Year Ended 4/30/25
Cash	$ —	$ 833
Foreign currencies, at value	2,329	5
Restricted cash	—	47,831
Total cash, restricted cash and foreign currencies shown in the Statement of Cash Flows	$2,329	$48,669
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 13, 2025 (see Notes to Financial Statements, Note 8).
**  The table above provides a reconciliation of cash, restricted cash and foreign currencies reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
The accompanying notes are an integral part of these financial statements

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Financial Highlights*

	Year Ended 4/30/26	Year Ended 4/30/25	Year Ended 4/30/24	Year Ended 4/30/23	Year Ended 4/30/22
Per Share Operating Performance
Net asset value, beginning of period	$ 12.34	$ 12.51	$ 11.73	$ 13.58	$ 15.67
Increase (decrease) from investment operations:
Net investment income (loss)(a)	$ 0.61	$ 1.47	$ 1.25	$ 1.13	$ 1.28
Net realized and unrealized gain (loss) on investments	0.37	(0.14)	0.61	(1.78)	(2.05)
Net increase (decrease) from investment operations	$ 0.98	$ 1.33	$ 1.86	$ (0.65)	$ (0.77)
Distributions to stockholders:
Net investment income and previously undistributed net investment income	$ (0.72)	$ (1.50)**	$ (1.08)	$ (1.16)**	$ (1.32)**
Tax return of capital	—	—	—	(0.04)	—
Liquidating distributions	(11.90)	—	—	—	—
Total distributions	$(12.62)	$ (1.50)	$ (1.08)	$ (1.20)	$ (1.32)
Net increase (decrease) in net asset value	$(11.64)	$ (0.17)	$ 0.78	$ (1.85)	$ (2.09)
Net asset value, end of period	$ 0.70	$ 12.34	$ 12.51	$ 11.73	$ 13.58
Market value, end of period	$ 0.00	$ 11.72	$ 11.45	$ 10.02	$ 12.30
Total return at net asset value(b)	11.29%	11.66%	17.95%	(3.46)%	(5.19)%
Total return at market value(b)	0.00%	15.87%	26.38%	(8.96)%	(9.99)%
Ratios to average net assets of stockholders:
Total expenses plus interest expense(c)	2.68%	3.97%	4.54%	3.42%	2.11%
Net investment income available to stockholders	10.39%	11.51%	10.42%	9.39%	8.42%
Portfolio turnover rate	17%	39%	31%	25%	46%
Net assets, end of period (in thousands)	$ 5,850	$102,862	$104,280	$97,770	$113,182
Total amount of debt outstanding (in thousands)	$ —	$ 43,325	$ 41,325	$42,575	$ 54,950
Asset coverage per $1,000 of indebtedness	$ —	$ 3,374	$ 3,523	$ 3,296	$ 3,060
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 13, 2025 (see Notes to Financial Statements, Note 8).
**	The amount of distributions made to stockholders during the year were in excess of the net investment income earned by the Fund during the year. The Fund has accumulated undistributed net investment income which is part of the Fund’s net asset value (“NAV”). A portion of the accumulated net investment income was distributed to stockholders during the year. A decrease in distributions may have a negative effect on the market value of the Fund's shares.
(a)	The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b)	Total investment return is calculated assuming a purchase of common shares at the current net asset value or market value on the first day and a sale at the current net asset value or market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Past performance is not a guarantee of future results.
(c)	Includes interest expense of 1.43%, 2.50%, 2.72%, 1.83% and 0.52%, respectively.
The accompanying notes are an integral part of these financial statements.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Notes to Financial Statements  |  4/30/26
1. Organization and Signiﬁcant Accounting Policies
Pioneer Diversified High Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation. Prior to April 21, 2021, the Fund was organized as a Delaware statutory trust. On April 21, 2021, the Fund redomiciled to a Maryland corporation through a statutory merger of the predecessor Delaware statutory trust with and into a newly-established Maryland corporation formed for the purpose of effecting the redomiciling. The Fund was originally organized on January 30, 2007. Prior to commencing operations on May 30, 2007, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Since August 13, 2025, the Fund has been operating under a Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders (see Note 8). Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the Fund’s liquidation, the investment objective of the Fund was to provide a high level of current income and the Fund could, as a secondary objective, also seek capital appreciation to the extent that it was consistent with the Fund’s investment objective.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). From April 1, 2025 through August 29, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) served as the Fund’s investment adviser. See Note 2.
During the periods covered by these financial statements, the Fund complied with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a Fund to establish and maintain acomprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Fund’s investment adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its stockholders. Therefore, no provision for federal income taxes is required. As of April 30, 2026, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to stockholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At April 30, 2026, the Fund was permitted to carry forward indefinitely $4,100,936 of short-term losses and $59,552,666 of long-term losses.
During the year ended April 30, 2026, a capital loss carryforward of $597,064 was utilized to offset net realized gains by the Fund.
The tax character of distributions paid during the years ended April 30, 2026 and April 30, 2025, was as follows:
	2026	2025
Distributions paid from:
Ordinary income	$6,013,187	$12,522,975
Liquidating distribution	99,159,995	—
Total	$105,173,182	$12,522,975
The following shows the components of distributable earnings (losses) on a federal income tax basis at April 30, 2026:
2026
Distributable earnings/(losses):
Capital loss carryforward	$(63,653,602)
Net unrealized depreciation	(1,849,907)
Total	$(65,503,509)
The difference between book basis and tax basis unrealized depreciation is primarily attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the book/tax differences in the accrual of income on securities in default, and adjustments relating to insurance-linked securities.
E.	Risks
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Prior to the Fund's liquidation (See Note 8), the Fund invested in below-investment grade (“high yield”) debt securities, floating rate loans and insurance-linked securities. The Fund was permitted to invest in securities and other obligations of any credit quality,including those that are rated below investment grade, or are unrated but are determined by the Adviser to be of equivalent credit quality. Below investment grade securities are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Certain securities in which the Fund invested, including floating rate loans, once sold, may not settle for an extended period (for example,several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any,securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most floating rate loans

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

than is the case for many other types of securities. Normally, the Adviser will seek to avoid receiving material, nonpublic information about the issuer of a loan either held by, or considered for investment by, the Fund, and this decision could adversely affect the Fund’s investment performance. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
The Fund invested in insurance-linked securities (“ILS”). ILS may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance and reinsurance-related securities. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. ILS carry significant risk. See note 1.G.
The Fund invested in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund invested in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund was permitted to invest a significant amount of its total assets in illiquid securities. Illiquid securities are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.
F.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at April 30, 2026 are listed in the Schedule of Investments.
G.	Insurance-Linked Securities (“ILS”)
Prior to the Fund's liquidation (see Note 8), the Fund invested in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

The Fund’s invested in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
H.	Forward Foreign Currency Exchange Contracts
Prior to the Fund's liquidation (see Note 8), the Fund entered into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).
During the year ended April 30, 2026, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the year ended April 30, 2026, was $2,105,398 and $3,300,212 for buys and sells, respectively. There were no open forward foreign currency exchange contracts outstanding at April 30, 2026.
I.	Futures Contracts
Prior to the Fund's liquidation (see Note 8), the Fund entered into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. There is no cash deposited with the broker as collateral at April 30, 2026.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended April 30, 2026 were $188,876 and $0, respectively. There were no open futures contracts at April 30, 2026..
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

J.	Automatic Dividend Reinvestment Plan
Prior to the Fund's liquidation (see Note 8), all stockholders whose shares were registered in their own names automatically participated in the Automatic Dividend Reinvestment Plan (the “Plan”), under which participants received all dividends and capital gain distributions (collectively, dividends) in full and fractional shares of the Fund in lieu of cash.
Whenever the Fund declared a dividend on shares payable in cash, participants in the Plan received the equivalent in shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized shares from the Fund or (ii) by purchase of outstanding shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend, the net asset value per share was equal to or less than the market price per share plus estimated brokerage trading fees (market premium), the Plan Agent invested the dividend amount in newly issued shares. The number of newly issued shares credited to each account was determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares were issued, provided that the maximum discount from the then current market price per share on the date of issuance did not exceed 5%. If, on the payment date for any dividend, the net asset value per share was greater than the market value (market discount), the Plan Agent invested the dividend amount in shares acquired in open-market purchases. Each participant paid a pro rata share of brokerage trading fees incurred with respect to the Plan Agent’s open-market purchases. Participating in the Plan did not relieve stockholders from any federal, state or local taxes which may be due on dividends paid in any taxable year.
K.	Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the Fund’s Statement of Assets and Liabilities includes cash on hand at the Fund’s custodian bank and does not include any short-term investments. As of and for the year ended April 30, 2026, the Fund had no restricted cash presented on the Statement of Assets and Liabilities.
2. Investment Advisory Agreement
The Fund’s investment adviser manages the Fund’s portfolio. Prior to April 1, 2025, Amundi US served as the Fund’s investment adviser. Management fees payable under the Fund’s Investment Management Agreement with Amundi US were calculated daily and paid monthly at the

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

annual rate of 0.85% of the Fund’s average daily managed assets. “Managed assets” means (a) the total assets of the Fund, including any form of investment leverage, minus (b) all accrued liabilities incurred in the normal course of operations, which shall not include any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, and/or (iii) any other means.
From April 1, 2025 until August 29, 2025, Victory Capital served as the Fund’s investment adviser under an interim investment advisory agreement(the “Interim Advisory Agreement”). Victory Capital was paid its costs incurred in performing its services under the Interim Investment Advisory Agreement.
Stockholders of the Fund approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 13, 2025. Since August 13, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. The Fund entered into a Liquidation Agreement with Victory Capital as of August 29, 2025 in connection with the liquidation of the Fund. Pursuant to the Liquidation Agreement, the Fund shall reimburse Victory Capital for any costs incurred by Victory Capital in connection with the liquidation of the Fund.
Reflected on the Statement of Assets and Liabilities is $4,085 for payable to Victory Capital at April 30, 2026, as reimbursement of costs incurred under the Interim Advisory Agreement and the Liquidation Agreement. Costs reimbursed to Victory Capital by the Fund during the year ended April 30, 2026 under the Interim Advisory Agreement and the Liquidation Agreement are reported on the Statement of Operations.
For the year ended April 30, 2026, the reimbursement of cost for the management fee was 0.76% of the Fund's average daily managed assets, which was equivalent to 0.96% of the Fund's average daily net assets.
Effective April 1, 2025 Victory Capital contractually agreed to reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 4.54%. This expense limitation is in effect through April 1, 2028. For the year ended April 30, 2026, there were no expenses waived.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended April 30, 2026, are reflected on the Statement of Operations in Administration expenses.
The Bank of New York Mellon (“BNY”) acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY. Victory Capital pays BNY a fee for providing these services.
The Fund reimburses Victory Capital and BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2026, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Directors and Officers
The Fund paid an annual fee to its Directors. The Fund did not pay any salary or other compensation to its officers. For the year ended April 30, 2026, the Fund paid $6,592 in Officers’ and Directors’ compensation, which is reflected on the Statement of Operations as Officers’and Directors’ fees. At April 30, 2026, the Fund had a payable for Directors’ fees on its Statement of Assets and Liabilities of $578.
4. Transfer Agent
During the periods covered by these financial statements, Equiniti Trust Company, LLC (“EQ”), formerly known as American Stock Transfer & Trust Company, serves as the transfer agent with respect to the Fund’s common shares. The Fund pays EQ an annual fee as is agreed to from time to time by the Fund and EQ for providing such services.
In addition, during the periods covered by the financial statements, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to stockholder communications activities such as proxy and statement mailings and outgoing phone calls.

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

5. Additional Disclosures about Derivative Instruments and Hedging Activities
Prior to the Fund's liquidation (see Note 8), the Fund entered into certain derivative contracts. The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at April 30, 2026 was as follows:
Statement of Operations / Statement of Cash Flows	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(14,575)	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	85,715	—	—
Total Value	$(14,575)	$—	$85,715	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$323	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	(201,564)	—	—
Total Value	$323	$—	$(201,564)	$—	$—
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

6. Fund Shares
There are 1,000,000,000 shares of common stock of the Fund (“common shares”), $0.001 par value per share authorized. Transactions in common shares for the year ended April 30, 2026 and the year ended April 30, 2025 were as follows:
	4/30/26	4/30/25
Shares outstanding at beginning of year	8,334,759	8,334,759
Shares outstanding at end of year	8,334,759	8,334,759
7. Credit Agreement
Prior to the Fund’s liquidation (see Note 8), the Fund was a party to a Revolving Credit Facility (the “Credit Agreement”) with the Toronto- Dominion Bank, NY. There was a $45,000,000 borrowing limit. The Credit Agreement was terminated on August 19, 2025.
During the year ended April 30, 2026, the average daily balance under the Credit Agreement was $12,879,658 at an average interest rate of 5.48%. Interest expense of $705,352 in connection with the Credit Agreement is included on the Statement of Operations.
8. Plan of Liquidation and Dissolution
Stockholders approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 13, 2025. Since August 13, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on September 26, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE). The Fund's NYSE ticker symbol was HNW.
A primary liquidating distribution was paid in cash on September 30, 2025. to common stockholders of record on September 25, 2025:
Liquidating Distribution*	Taxable Ordinary Income Distribution*	Total Distribution*
$10.9779	$0.4170	$11.3949

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

A secondary liquidating distribution was paid in cash on January 30, 2026 to common stockholders of record on January 25, 2026:
Liquidating Distribution*	Taxable Ordinary Income Distribution*	Total Distribution*
$0.9237	$—	$0.9237
(*All amounts are expressed per common share.)
The Fund expects to make one or more additional liquidating distributions in connection with the liquidation of the remaining assets of the Fund. The liquidation is generally a taxable event for stockholders that are subject to U.S. federal income tax. Any stockholder that receives a distribution in a liquidation will generally realize capital gain or loss in an amount equal to the difference between the total amount of the liquidation distribution(s) received and the stockholder’s adjusted basis in the Fund shares. Please consult your personal tax advisor with regard to the specific tax consequences of the liquidation.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Report of Independent Registered Public Accounting Firm
To the Stockholders and the Board of Directors of Pioneer Diversified High Income Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Diversified High Income Fund, Inc. (the “Fund”), including the schedule of investments, as of April 30, 2026, the related statements of operations and cash flows for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended April 30, 2023 and 2022, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated June 27, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 24, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Additional Information
(unaudited)
The percentages of the Fund’s ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income was 44.35%.
Results of Special Stockholder Meeting
A Special Meeting of Stockholders of Pioneer Diversified High Income Fund, Inc. was held on July 17, 2025 and adjourned to August 13, 2025 to approve the liquidation and dissolution of the Fund pursuant to the Plan of Liquidation and Dissolution as described in the Joint Proxy Statement.
The voting results were as follows:
Fund	Total Votes	Votes For	Votes Against	Votes Abstained
Pioneer Diversified High Income Fund, Inc.	4,645,010	4,187,805	309,917	147,288

Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

Investment Objectives, Principal Investment Strategies and Principal Risks (unaudited)
CHANGES OCCURRING DURING THE MOST RECENT FISCAL YEAR
Stockholders of Pioneer Diversified High Income Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 13, 2025. Since August 13, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities.
Prior to the opening of business on September 26, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE). The Fund’s NYSE ticker symbol was HNW.
Pioneer Diversified High Income Fund, Inc. |
Annual
 |
4/30/26

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
You can call Equiniti Trust Company, LLC (EQ) for:

Account Information
1-800-710-0935
Or write to EQ:

Equiniti Trust
Company, LLC
Operations Center
6201 15th Ave.
Brooklyn, NY 11219
Website
https://equiniti.com/us
For additional information, please contact your investment adviser or visit our web site www.pioneerinvestments.com.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Stockholders  may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management Inc.
60 State Street
Boston, MA 02109
vcm.com
© 2026 Victory Capital Management Inc. 21909-18-0626

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Director, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Fund paid Deloitte & Touche LLP for audit fees of $15,000 and $44,910 during the fiscal years ended April 30, 2026, and 2025, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Fund paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $7,090 and $9,090 during the fiscal years ended April 30, 2026, and 2025, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2026 or 2025.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Victory Capital Management, Inc.

Victory Capital Management, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule

210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance • SEC consultation, registration statements, and reporting

• Tax accrual related matters

• Implementation of new accounting standards

• Compliance letters (e.g. rating agency letters)

• Regulatory reviews and assistance regarding financial matters

• Semi-annual reviews (if requested)

• Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

•

“One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories

•

Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the fund fiscal year within a specified dollar limit

•

Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES

PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended April 30, 2026 and 2025, there were no services provided to an affiliate that required the Fund’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $7,090 and $9,090 during the fiscal years ended April 30, 2026, and 2025, respectively.

(h) Disclose whether the registrants audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Included in Item 1

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Included in Item 1 or N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Directors’ fees paid by the Fund are within Item 1. Statement of Operations as Directors’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

H-12 PROXY VOTING

BACKGROUND AND RISKS

Voting rights associated with security ownership are closely related to the discretionary asset management services VCM provides to its clients. Therefore, VCM should be capable of accepting and exercising voting authority on behalf of clients with the same standard of care, skill, prudence, and diligence it is subject to when exercising its investment authority on behalf of clients. Further, in order to exercise voting authority on behalf of clients, VCM must comply with Rule 206(4)-6 of the Advisers Act (the “proxy rule”) and Rule 14Ad-1 of the Securities and Exchange Act of 1934 (the “proxy reporting rule”). The proxy rule requires VCM to adopt and implement written policies and procedures designed to ensure it votes securities in the best interest of clients including managing material conflicts of interest between VCM and its clients, to disclose to clients a summary of its proxy voting policies and procedures, how they may obtain a copy of these procedures, and information about how VCM voted their securities. The proxy reporting rule requires certain investment managers to report their proxy voting record annually on Form N-PX with respect to certain votes on executive compensation.

Inability to accept and exercise voting authority on behalf of clients or failure to comply with the proxy rule or proxy reporting rule could result in violations of securities law, breach of fiduciary duty, client harm, or damage to VCM’s reputation.

POLICY

VCM will establish policies and procedures and retain resources necessary to ensure it is capable of exercising voting authority on behalf of clients according to the same standard of care with which it exercises investment authority. Because VCM will exercise voting authority, it will comply with the proxy rule and the proxy reporting rule and must vote securities in the best interest of clients.

For purposes of this policy, voting in the best interest of clients means using complete and accurate information to vote with the objective of increasing the long-term economic value of client assets. Similar to investment decision making, voting decisions are qualitative in nature and VCM will consider a variety of factors to arrive at vote decisions. Further a voting decision in the same security may be different between clients for the same reasons VCM clients are invested in different securities. For example, client agreements, investment strategies, or specific investment franchise views on ballot proposals may cause the same security to be voted in a different manner across VCM’s client base.

VCM will vote all securities over which it has authority, provided the client has voting rights and there is sufficient time and information available to make informed decisions. VCM will take reasonable steps to obtain appropriate and timely information.

In situations where voting may impact the ability to trade a security (e.g., shareblocking), VCM will not vote unless it determines that voting is in a client’s best interest.

For a copy of the guidelines (as defined below) please visit VCM’s website at https://investor.vcm.com/policies. To obtain information on specific proxies voted by VCM, clients may contact their VCM client manager or email an inquiry to client_service_team@vcm.com.

VCM will create, maintain, and retain appropriate records related to voting client securities.

LIST OF REQUIRED CONTROLS

•	Proxy Voting Committee (the “committee”)

•	Client Investment Management Agreements (“IMAs”)

•	Third-party proxy firm (“proxy firm”)

•	M-19 Vendor Due Diligence and Oversight (“vendor oversight policy”)

•	Proxy voting guidelines

•	Annual committee guideline review

•	Form ADV, Part 2A

•	M-13 Record Retention and Destruction, Appendix A (“recordkeeping requirements”)

CONTROL IMPLEMENTATION PROCEDURES

•

The committee will consist of members with experience related to the functional areas applicable to voting client securities including responsible investing, investment management, operations, and compliance. The committee is responsible for exercising VCM’s fiduciary responsibilities related to voting client securities including voting in the best interests of clients and identifying and managing conflicts of interest. The committee will be active, keep a charter, and maintain records that demonstrate adequate execution of its responsibilities.

•

When a client enters into an advisory relationship with VCM, proxy voting roles and responsibilities between the client and VCM will be fully disclosed. Responsibilities delegated to VCM will be communicated to the committee and the committee will be responsible for implementing voting requirements in accordance with each IMA.

•

In order to support its fiduciary duty related to voting client securities and comply with the proxy rule and proxy reporting rule, VCM will retain, and the committee will oversee a third-party proxy advisory firm (“proxy firm”) to provide both administrative and advisory services related to voting client securities. In relation to the proxy reporting rule, the proxy firm will provide draft filings in the appropriate format. The Business Owner of this policy is responsible for ensuring the accuracy of the filing. The Compliance Owner is responsible for ensuring the report is filed in a timely manner and complies with the proxy reporting rule. Selection and ongoing oversight of the proxy firm will be conducted in accordance with the vendor oversight policy. The Sponsor, as defined in the vendor oversight policy, must be a member of the committee. Currently, VCM retains Institutional Shareholder Services Inc. as its proxy firm.

•

The committee will adopt written proxy voting guidelines authored by the proxy firm (“guidelines”). These guidelines can be used as standing instructions on how the proxy firm must vote ballots provided that the committee must:

•	Have the ability to customize the guidelines.

•	Retain the ability to override the guidelines on individual ballot proposals at the client level.

•

Review the guidelines at least annually, implement customizations based on this review, and submit a written memo to the compliance committee documenting the results of the annual review that includes the name of the proxy firm, links to the specific guidelines adopted, and a description of customizations made.

•	Make the memo available to clients upon request.

•

The purpose of the guidelines is 1) to benefit from the specialized expertise related to voting securities provided by the proxy firm and to provide an independent source to resolve conflicts of interest identified between VCM and its clients. For the first purpose, the committee will take into account the guidelines but will have ultimate responsibility for voting decisions. The committee will, in its discretion, rely on additional sources such as portfolio manager input to ensure the voting decisions it makes are in the best interest of specific clients. If the guidelines are silent on any pending ballot proposal, the committee will exercise its voting responsibility with due care and document the rationale for the vote decision. For the second purpose, if the committee identifies a conflict of interest between VCM and clients, the committee must vote in accordance with the guidelines unless the rationale for deviating from guidelines has unanimous consent from the committee and is put in writing, including an analysis of how the conflict of interest is eliminated, mitigated, or disclosed.

•

The proxy firm will provide technology-based platform that provides operational controls over voting securities that include, at minimum, ballot reconciliation, casting complete ballots in a timely manner and in accordance with adopted written guidelines, ability to adjust or override a vote based on committee input, and reporting capabilities that support compliance with the proxy reporting rule and VCM’s need to oversee the proxy firm and report internally and externally. The committee is responsible for ensuring these controls are operating as intended though must, at minimum, develop reporting designed to ensure all eligible client accounts are properly set up and configured on the proxy firm’s platform and that the proxy firm is voting securities in accordance with the guidelines and this policy. Such reports should be reviewed by the committee at regular intervals and any exceptions should be referred to the LCR department.

•	The disclosures required under the proxy rule will be contained in VCM’s Form ADV, Part 2A and will be delivered to clients at the time and frequency required by regulation.

•	The committee will be familiar with the recordkeeping requirements related to voting client securities and will maintain records and ensure the proxy firm maintains records for the required periods.

Compliance Policy Executive Summary
Policy Name:	H-12 Proxy Voting Policy

Applicability:	Victory Capital Management Inc. (“VCM”)

Category:	Investments - General

Compliance Owner:	Chief Compliance Officer, VCM

Business Owner:	Director of Responsible Business, VCM

Effective Date:	June 30, 2024

Executive Summary:	Policy and procedures governing the voting of client securities

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Stockholders of Pioneer Diversified High Income Fund, Inc. approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders held on August 13, 2025. Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Diversified High Income Fund, Inc.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date July 7, 2026

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date July 7, 2026

* Print the name and title of each signing officer under his or her signature.